OneAscent Large Cap Core ETF
Schedule of Investments
May 31, 2024 - (Unaudited)
COMMON STOCKS — 98.15% Shares Fair Value
Communications — 10.47%
Airbnb, Inc., Class A
(a)
2,439 $ 353,484
Alphabet, Inc., Class C
(a)
13,870 2,412,825
Alphabet, Inc., Class A
(a)
16,217 2,797,432
AT&T, Inc. 28,050 511,071
Booking Holdings, Inc. 275 1,038,496
Charter Communications, Inc., Class A
(a)
943 270,754
Comcast Corp., Class A 18,690 748,161
DoorDash, Inc., Class A
(a)
1,252 137,858
Expedia Group, Inc.
(a)
1,339 151,120
Frontier Communications Parent, Inc.
(a)
4,540 121,036
IAC, Inc.
(a)
3,467 172,622
Lyft, Inc.
(a)
6,617 103,291
Paramount Global, Class B 11,858 141,229
Pinterest, Inc., Class A
(a)
2,965 123,018
Roblox Corp., Class A
(a)
2,615 87,916
Roku, Inc.
(a)
1,716 98,498
T-Mobile US, Inc. 2,530 442,649
Trade Desk, Inc. (The), Class A
(a)
1,343 124,604
Uber Technologies, Inc.
(a)
7,126 460,055
VeriSign, Inc.
(a)
1,353 235,855
Verizon Communications, Inc. 16,733 688,563
Warner Bros. Discovery, Inc.
(a)
24,179 199,235
Zillow Group, Inc., Class C
(a)
1,900 77,805
11,497,577
Consumer Discretionary — 8.57%
Amazon.com, Inc.
(a)
23,599 4,163,808
Home Depot, Inc. (The) 3,791 1,269,492
Lennar Corp., Class B 3,516 514,250
Lowe's Cos., Inc. 2,540 562,077
McDonald's Corp. 3,588 928,897
NVR, Inc.
(a)
67 514,609
Ralph Lauren Corp. 2,790 521,395
Tesla, Inc.
(a)
5,247 934,386
9,408,914
Consumer Staples — 6.81%
Bunge Global S.A. 778 83,705
Coca-Cola Co. (The) 19,437 1,223,171
Costco Wholesale Corp. 1,515 1,226,983
Estee Lauder Cos., Inc. (The), Class A 1,924 237,345
Mondelez International, Inc., Class A 9,219 631,778
PepsiCo, Inc. 6,819 1,179,005
Procter & Gamble Co. (The) 8,596 1,414,385
Seaboard Corp. 112 374,207
Wal-Mart Stores, Inc. 16,743 1,101,020
7,471,599
Energy — 3.90%
Chevron Corp. 11,353 1,842,592

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
May 31, 2024 - (Unaudited)
COMMON STOCKS — 98.15% - continued Shares Fair Value
Energy — 3.90% - continued
Enphase Energy, Inc.
(a)
832 $ 106,413
Exxon Mobil Corp. 10,860 1,273,443
Phillips 66 3,388 481,469
Valero Energy Corp. 3,709 582,832
4,286,749
Financials — 10.06%
Ameriprise Financial, Inc. 3,520 1,536,867
Arch Capital Group Ltd.
(a)
7,637 783,785
Bank of America Corp. 30,354 1,213,856
Berkshire Hathaway, Inc., Class B
(a)
4,955 2,053,352
Blackstone Group L.P. (The), Class A 3,212 387,046
Chubb Ltd. 5,515 1,493,572
Interactive Brokers Group, Inc., Class A 4,472 562,220
JPMorgan Chase & Co. 9,045 1,832,789
U.S. Bancorp 12,283 498,076
W.R. Berkley Corp. 8,393 680,085
11,041,648
Health Care — 11.11%
Abbott Laboratories 17,913 1,830,529
AbbVie, Inc. 4,832 779,112
Amgen, Inc. 1,175 359,374
Cigna Corp. 1,205 415,267
Danaher Corp. 3,082 791,457
Elevance Health, Inc. 1,231 662,869
Eli Lilly & Co. 1,954 1,602,945
Hologic, Inc.
(a)
9,530 703,123
IDEXX Laboratories, Inc.
(a)
550 273,323
Incyte Corp.
(a)
4,396 254,045
IQVIA Holdings, Inc.
(a)
1,431 313,518
Johnson & Johnson 7,247 1,062,917
Merck & Co., Inc. 6,304 791,404
Molina Healthcare, Inc.
(a)
1,362 428,458
Royalty Pharma PLC, Class A 14,366 393,772
Stryker Corp. 1,675 571,326
Vertex Pharmaceuticals, Inc.
(a)
1,442 656,600
Zoetis, Inc., Class A 1,782 302,156
12,192,195
Industrials — 6.04%
AGCO Corp. 3,461 371,469
Caterpillar, Inc. 1,717 581,239
Delta Air Lines, Inc. 6,703 341,987
Eaton Corp. plc 1,473 490,288
GE Vernova LLC
(a)
878 154,440
General Electric Co. 3,555 587,073
Honeywell International, Inc. 3,534 714,538
Illinois Tool Works, Inc. 2,038 494,725
Keysight Technologies, Inc.
(a)
5,161 714,696
PACCAR, Inc. 9,656 1,038,020

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
May 31, 2024 - (Unaudited)
COMMON STOCKS — 98.15% - continued Shares Fair Value
Industrials — 6.04% - continued
Southwest Airlines Co. 6,848 $ 183,800
Transdigm Group, Inc. 292 392,223
Union Pacific Corp. 2,442 568,547
6,633,045
Materials — 1.60%
Albemarle Corp. 1,939 237,702
Linde plc 1,620 705,542
Mosaic Co. (The) 9,574 296,124
Nucor Corp. 3,095 522,591
1,761,959
Real Estate — 1.30%
CBRE Group, Inc., Class A
(a)
3,115 274,338
Crown Castle International Corp. 9,523 976,107
Kilroy Realty Corp. 5,335 178,883
1,429,328
Technology — 35.10%
Adobe, Inc.
(a)
2,286 1,016,721
Advanced Micro Devices, Inc.
(a)
4,341 724,513
Akamai Technologies, Inc.
(a)
3,906 360,289
Applied Materials, Inc. 5,346 1,149,818
AppLovin Corp., Class A
(a)
1,742 141,938
Arista Networks, Inc.
(a)
1,153 343,190
Avnet, Inc. 9,884 539,666
Block, Inc., Class A
(a)
1,747 111,948
Broadcom, Inc. 1,582 2,101,766
Cisco Systems, Inc. 39,500 1,836,751
Gartner, Inc.
(a)
1,725 723,931
Intel Corp. 12,860 396,731
International Business Machines Corp. 3,448 575,299
Intuit, Inc. 1,078 621,402
Jabil, Inc. 3,140 373,346
Lam Research Corp. 960 895,142
MasterCard, Inc., Class A 3,192 1,427,047
Microchip Technology, Inc. 14,768 1,435,893
Microsoft Corp. 19,324 8,021,973
Moody's Corp. 1,390 551,816
Motorola Solutions, Inc. 1,324 483,141
MSCI, Inc. 662 327,809
NVIDIA Corp. 6,103 6,690,901
Oracle Corp. 11,231 1,316,161
PTC, Inc.
(a)
4,219 743,557
Pure Storage, Inc., Class A
(a)
3,831 230,971
Qorvo, Inc.
(a)
4,340 427,013
Qualys, Inc.
(a)
1,613 226,820
S&P Global, Inc. 1,735 741,730
Salesforce, Inc. 4,724 1,107,495
SPS Commerce, Inc.
(a)
1,659 312,041
Texas Instruments, Inc. 4,423 862,529

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
May 31, 2024 - (Unaudited)
COMMON STOCKS — 98.15% - continued Shares Fair Value
Technology — 35.10% - continued
Visa, Inc., Class A 6,268 $ 1,707,779
38,527,127
Utilities — 3.19%
Clearway Energy, Inc., Class C 20,996 587,888
FirstEnergy Corp. 17,799 716,588
Sempra 28,483 2,194,045
3,498,521
Total Common Stocks/ Investments — 98.15% (Cost $97,980,316 ) 107,748,662
Other Assets in Excess of Liabilities — 1.85% 2,035,508
NET ASSETS — 100.00% $ 109,784,170
(a) Non-income producing security.

OneAscent Core Plus Bond ETF
Schedule of Investments
May 31, 2024 - (Unaudited)
ASSET BACKED SECURITIES — 9.86%
Principal
Amount Fair Value
Century Plaza Towers, Series 2019-CPT, Class B, 3.00%, 11/13/2039
(a)(b)
$ 740,000 $ 613,592
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039
(a)
1,000,000 891,781
Frontier Issuer, LLC, Series 1, Class C, 11.50%, 8/20/2053
(a)
1,000,000 1,018,205
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B,
5.52%, 2/22/2055
(a)
991,690 949,134
Helios Issuer, LLC, Series 2023-B, Class C, 6.00%, 8/22/2050
(a)
855,840 776,506
Hertz Vehicle Financing, LLC, Series 2023-2A, Class C, 7.13%,
9/25/2029
(a)
900,000 918,285
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2020-
609M, Class A, 7.05%, 10/15/2033 (US0001M + 1.370bps)
(a)(b)
1,000,000 971,367
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.16%, 6/20/2053
(a)
799,602 802,558
Mosaic Solar Loan Trust, Series 2023-2A, Class C, 8.18%, 9/22/2053
(a)
500,000 446,708
Mosaic Solar Loan Trust 2024-1, Series 1, Class D, 10.00%, 9/20/2049
(a)
500,000 424,945
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class
A, 6.90%, 7/15/2036 (US0001M + 1.500bps)
(a)(b)
848,857 790,386
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/2054
(a)
500,000 422,384
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2032
(a)
365,224 329,301
STWD Mortgage Trust, Series 2021-LIH, Class B, 7.09%, 11/15/2036
(US0001M + 1.656bps)
(a)(b)
1,000,000 992,435
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057
(a)
920,453 851,448
Tesla Auto Lease Trust, Series 2023-A, Class A2, 5.86%, 8/20/2025
(a)
377,152 377,369
Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 6/22/2026
(a)
500,000 500,708
Tesla Auto Lease Trust, Series A, Class A3, 5.30%, 6/21/2027
(a)
1,170,000 1,166,620
Tesla Electric Vehicle Trust 2023-1, Series 1, Class A3, 5.38%, 6/20/2028
(a)
750,000 748,993
Vivint Solar Financing V, LLC, Series 2018-1A, Class B, 7.37%,
4/30/2048
(a)
457,720 424,856
Wells Fargo Commercial Mortgage Trust 2024-SVEN, Series SVEN, Class
X, 0.03%, 6/10/2037
(a)(b)
1,016,700
Total Asset Backed Securities (Cost $15,699,924) 15,434,281
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.58%
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.76%,
2/25/2032
(b)
1,000,000 838,468
Government National Mortgage Association, Series 111, Class ZA, 3.00%,
2/20/2052 102,273 66,603
Total Collateralized Mortgage Obligations (Cost $1,018,591) 905,071
CORPORATE BONDS — 46.33%
Consumer Discretionary — 1.97%
Conservation Fund, Series 2019, 3.47%, 12/15/2029 1,000,000 895,147
Magna International, Inc., 2.45%, 6/15/2030 1,000,000 854,500
NHP Foundation (The), 6.00%, 12/1/2033 500,000 512,817
Walmart, Inc., 1.80%, 9/22/2031 1,000,000 815,889
3,078,353
Consumer Staples — 1.06%
PepsiCo, Inc., 3.90%, 7/18/2032 1,100,000 1,019,506

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2024 - (Unaudited)
CORPORATE BONDS — 46.33% - continued
Principal
Amount Fair Value
Unilever Capital Corp., 2.63%, 8/12/2051 $ 1,000,000 $ 637,374
1,656,880
Energy — 3.45%
BP Capital Markets America, Inc., 4.81%, 2/13/2033 500,000 482,945
BP Capital Markets America, Inc., 2.77%, 11/10/2050 1,000,000 616,049
ConocoPhillips Co., 5.05%, 9/15/2033 500,000 492,490
Continental Wind, LLC, 6.00%, 2/28/2033
(a)
1,057,791 1,050,818
Equinor ASA, 3.95%, 5/15/2043 1,000,000 827,241
MPLX LP, 5.50%, 6/1/2034 550,000 537,253
Raizen Fuels Finance S.A., 6.45%, 3/5/2034
(a)
575,000 582,570
TotalEnergies Capital SA, 5.49%, 4/5/2054 825,000 813,588
5,402,954
Financials — 15.78%
Barclays plc, 6.04%, 3/12/2055 (SOFR + 2.420bps)
(b)
500,000 512,553
BB Blue Financing DAC, Series A2, 4.40%, 9/20/2029 1,000,000 967,823
BB Blue Financing DAC, Series A1, 4.40%, 9/20/2037 1,000,000 954,339
BNP Paribas S.A., 5.89%, 12/5/2034 (SOFR + 1.866bps)
(a)(b)
1,175,000 1,207,454
BPCE S.A., 5.94%, 5/30/2035 (SOFR + 1.850bps)
(a)(b)
925,000 923,468
Consumers 2023 Securitization Funding, LLC, 5.55%, 3/1/2028 1,000,000 998,674
Credit Agricole S.A., 5.34%, 1/10/2030 (SOFR + 1.690bps)
(a)(b)
1,000,000 992,949
Credit Agricole S.A., 6.25%, 1/10/2035 (SOFR + 2.670bps)
(a)(b)
1,000,000 1,011,213
Export Development Canada, 4.13%, 2/13/2029 1,000,000 978,044
Export Development Canada, 4.75%, 6/5/2034 1,000,000 1,009,733
Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/2029
(a)
1,000,000 993,046
Goldman Sachs Group, Inc. (The), 5.50%, Perpetual (H15T5Y +
3.623bps)
(b)
1,000,000 999,525
GPS Blue Financing DAC, 5.65%, 11/9/2041
(a)
1,000,000 944,000
Intesa Sanpaolo SpA, 7.20%, 11/28/2033
(a)
1,000,000 1,074,137
JPMorgan Chase & Co., 5.77%, 4/22/2035 (SOFR + 1.490bps)
(b)
500,000 509,605
KFW, 4.38%, 2/28/2034 1,000,000 982,753
Muenchener Rueckversicherungs-Gesellschaft A.G., 5.88%, 5/23/2042
(H15T5Y + 3.982bps)
(a)(b)
1,000,000 999,795
NatWest Group plc, 8.13%, Perpetual (H15T5Y + 3.752bps)
(b)
1,000,000 1,016,585
Private Export Funding Corp., 4.60%, 2/15/2034 1,000,000 977,367
Province of Quebec Canada, 1.90%, 4/21/2031 1,000,000 831,807
Societe Generale S.A., 7.13%, 1/19/2055 (H15T1Y + 2.950bps)
(a)(b)
1,200,000 1,192,851
Starwood Property Trust, Inc., 7.25%, 4/1/2029
(a)
750,000 746,757
UBS Group A.G., 6.30%, 9/22/2034 (H15T1Y + 2.000bps)
(a)(b)
1,000,000 1,042,532
UBS Group A.G., 9.25%, Perpetual (H15T5Y + 4.745bps)
(a)(b)
625,000 668,874
UBS Group AG, 5.70%, 2/8/2035 (H15T1Y + 1.770bps)
(a)(b)
1,150,000 1,146,581
WLB Asset VI Pte Ltd., 7.25%, 12/21/2027
(a)
1,000,000 993,393
24,675,858
Industrials — 2.93%
Air Canada, Series 2013-1A, Class A, 4.13%, 5/15/2025
(a)
499,209 487,465
Ambipar Lux Sarl, 9.88%, 2/6/2031
(a)
400,000 387,549
Cummins, Inc., 5.45%, 2/20/2054 1,000,000 977,903
Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%,
6/10/2028 1,346,975 1,222,495

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2024 - (Unaudited)
CORPORATE BONDS — 46.33% - continued
Principal
Amount Fair Value
Tote Shipholdings, LLC, 3.40%, 10/16/2040 $ 937,000 $ 783,805
Vessel Management Services, Inc., 3.48%, 1/16/2037 864,000 732,928
4,592,145
Insurance — 0.54%
USAA Capital Corp., 2.13%, 5/1/2030
(a)
1,000,000 841,719
Materials — 2.59%
Alcoa Nederland Holding BV, 7.13%, 3/15/2031
(a)
1,030,000 1,054,178
Amcor Group Finance plc, 5.45%, 5/23/2029 1,000,000 1,000,021
Cemex S.A.B. de C.V., 9.13%, Perpetual (H15T5Y + 490.700bps)
(a)(b)
625,000 672,201
FMG Resources (August 2006) Pty Ltd., 6.13%, 4/15/2032
(a)
500,000 489,286
Newmont Corp., 2.25%, 10/1/2030 1,000,000 842,968
4,058,654
Multi-Nationals — 5.84%
African Development Bank, 4.13%, 2/25/2027 1,000,000 981,971
African Development Bank, 5.75%, Perpetual (H15T5Y + 1.575bps)
(b)
1,000,000 959,103
Arab Petroleum Investments Corp., 5.43%, 5/2/2029
(a)
1,000,000 1,011,575
Central American Bank for Economic Integration, 5.00%, 2/9/2026
(a)
250,000 247,799
European Investment Bank, 0.75%, 9/23/2030 1,000,000 792,566
Inter-American Development Bank, GMTN, 3.50%, 4/12/2033 1,000,000 917,328
Inter-American Investment Corp., 2.63%, 4/22/2025 1,000,000 975,958
International Bank for Reconstruction & Development, EMTN, 0%,
3/31/2028 500,000 479,755
International Finance Facility for Immunisation Co., MTN, 1.00%,
4/21/2026 1,000,000 926,523
OPEC Fund for International Development (The), 4.50%, 1/26/2026
(a)
1,000,000 984,910
United States International Development Finance, 3.43%, 6/1/2033 917,270 856,500
9,133,988
Real Estate — 1.18%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.38%, 6/15/2026
(a)
1,000,000 941,862
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032 1,000,000 907,352
1,849,214
Technology — 0.90%
Apple, Inc., 3.00%, 6/20/2027 1,000,000 948,253
Intel Corp., 4.15%, 8/5/2032 500,000 464,384
1,412,637
Utilities — 10.09%
AES Corp. (The), 5.45%, 6/1/2028 1,000,000 994,463
AES Corp. (The), 7.60%, 1/15/2055 (H15T5Y + 3.201bps)
(b)
325,000 327,686
Algonquin Power & Utilities Corp., 5.37%, 6/15/2026 950,000 943,326
Consumers Energy Co., 4.60%, 5/30/2029 1,000,000 978,094
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052 1,000,000 702,687
Hydro-Quebec, 8.05%, 7/7/2024 1,000,000 1,002,151
MidAmerican Energy Co., 5.30%, 2/1/2055 1,050,000 991,513
New York State Electric & Gas Corp., 2.15%, 10/1/2031
(a)
1,000,000 791,698
NextEra Energy Operating Partners, L.P., 7.25%, 1/15/2029
(a)
1,016,000 1,040,881
Pacific Gas and Electric Co., 6.70%, 4/1/2053 1,000,000 1,049,886
PPL Electric Utilities Corp., 4.85%, 2/15/2034 950,000 918,124

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2024 - (Unaudited)
CORPORATE BONDS — 46.33% - continued
Principal
Amount Fair Value
Public Service Co. of Colorado, 5.75%, 5/15/2054 $ 1,100,000 $ 1,091,233
RWE Finance US, LLC, 5.88%, 4/16/2034
(a)
550,000 549,792
San Diego Gas & Electric Co., 2.95%, 8/15/2051 1,000,000 644,420
Southern California Edison Co., 5.20%, 6/1/2034 575,000 559,213
Southern California Edison Co., 3.65%, 6/1/2051 1,000,000 704,193
Topaz Solar Farms, LLC, 5.75%, 9/30/2039
(a)
925,060 911,961
Union Electric Co., 2.63%, 3/15/2051 1,000,000 592,205
Vistra Corp., 7.00%, Perpetual (H15T5Y + 5.740bps)
(a)(b)
1,000,000 993,910
15,787,436
Total Corporate Bonds (Cost $75,022,841) 72,489,838
FOREIGN GOVERNMENT BONDS — 1.36%
Canada Government International Bond, 2.88%, 4/28/2025 1,100,000 1,077,339
Colombia Government International Bond, 8.75%, 11/14/2053 1,000,000 1,049,321
Total Foreign Government Bonds (Cost $2,079,329) 2,126,660
INTERNATIONAL BONDS — 0.62%
Hashemite Kingdom Of Jordan, 3.00%, 6/30/2025 1,000,000 968,386
Total International Bonds (Cost $984,119) 968,386
MUNICIPAL BONDS — 3.23%
California — 0.32%
Freddie Mac Multifamily ML Certificates, Revenue , 1.51%, 9/25/2037 4,897,601 506,167
District of Columbia — 0.47%
District of Columbia, Revenue , 3.85%, 2/28/2025 750,000 739,417
Florida — 0.66%
Florida Development Finance Corp., Revenue , 8.00%, 7/1/2057
(a)
1,000,000 1,028,815
Indiana — 0.00%
(c)
Fort Wayne, Solid Waste Facility, Revenue, Series 2022A-2 , 10.75%,
12/1/2029
(d)
234,358 23
Montana — 0.66%
Gallatin County Industrial Development, Revenue, Series B , 11.50%,
9/1/2027 1,000,000 1,024,655
New Hampshire — 0.54%
New Hampshire Business Finance Authority, Revenue , 5.45%, 7/1/2033
(a)
850,000 850,000
New York — 0.58%
Metropolitan Transportation Authority, Revenue , 5.18%, 11/15/2049 75,000 67,146
New York State Energy Research & Development Authority, Revenue,
Series A , 4.87%, 4/1/2037 960,000 844,606
911,752
Total Municipal Bonds (Cost $5,344,370) 5,060,829

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2024 - (Unaudited)
TERM LOANS — 1.99%
Principal
Amount Fair Value
Utilities — 1.38%
ExGen Renewables IV, LLC, 7.24%, 12/15/2027 (US0001M +
250.000bps)
(b)
$ 889,974 $ 893,312
TerraForm Power Operating, LLC, 7.99%, 5/30/2029 (TSFR1M +
275.000bps)
(b)
902,500 907,012
Vistra Operations Co., LLC, 8.08%, 3/20/2031 (TSFR1M - –bps) 350,000 352,756
2,153,080
Industrials — 0.61%
LTR Intermediate Holdings, Inc., 9.60%, 5/7/2028 (US0001M +
450.000bps)
(b)
982,368 956,581
Total Term Loans (Cost $3,097,901) 3,109,661
U.S. GOVERNMENT & AGENCIES — 35.01%
Fannie Mae Pool, 4.00% , 5/1/2044 761,626 712,967
Fannie Mae Pool, 2.50% , 11/1/2051 679,721 549,781
Fannie Mae Pool, 2.50% , 12/1/2051 813,896 661,482
Fannie Mae Pool, 2.50% , 2/1/2052 187,802 153,623
Fannie Mae Pool, 2.50% , 2/1/2052 2,103,506 1,719,998
Fannie Mae Pool, 3.00% , 2/1/2052 228,226 192,002
Fannie Mae Pool, 3.00% , 4/1/2052 2,558,488 2,175,514
Fannie Mae Pool, 3.00% , 4/1/2052 272,963 229,422
Fannie Mae Pool, 3.50% , 4/1/2052 2,486,508 2,179,882
Fannie Mae Pool, 5.00% , 5/1/2052 176,829 170,236
Fannie Mae Pool, 3.00% , 6/1/2052 718,709 604,517
Fannie Mae Pool, 3.50% , 6/1/2052 198,008 173,596
Fannie Mae Pool, 5.00% , 7/1/2052 440,539 424,302
Fannie Mae Pool, 4.00% , 8/1/2052 1,459,492 1,326,310
Fannie Mae Pool, 4.50% , 8/1/2052 1,934,610 1,810,348
Fannie Mae Pool, 3.50% , 9/1/2052 462,156 405,246
Fannie Mae Pool, 4.00% , 9/1/2052 728,567 661,722
Fannie Mae Pool, 4.50% , 9/1/2052 1,123,405 1,051,247
Fannie Mae Pool, 5.00% , 9/1/2052 314,869 303,223
Fannie Mae Pool, 4.00% , 10/1/2052 1,264,950 1,148,512
Fannie Mae Pool, 4.50% , 10/1/2052 698,507 653,641
Fannie Mae Pool, 5.00% , 10/25/2052 658,365 633,929
Fannie Mae Pool, 4.50% , 11/1/2052 403,106 377,214
Fannie Mae Pool, 5.00% , 2/1/2053 124,010 119,366
Fannie Mae Pool, 5.50% , 2/1/2053 447,148 440,150
Fannie Mae Pool, 6.00% , 2/1/2053 391,627 391,972
Fannie Mae Pool, 6.00% , 3/1/2053 311,778 312,367
Fannie Mae Pool, 5.50% , 6/1/2053 887,822 873,032
Fannie Mae Pool, 5.00% , 8/1/2053 982,085 944,721
Fannie Mae Pool, 5.50% , 10/1/2053 1,456,108 1,431,416
Federal National Mortgage Association, 0.88% , 8/5/2030 1,000,000 799,595
Federal National Mortgage Association, 5.00% , 4/1/2053 259,164 249,417
Freddie Mac Pool, 3.00% , 2/1/2052 179,298 152,441
Freddie Mac Pool, 3.00% , 3/1/2052 1,189,108 1,000,084

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2024 - (Unaudited)
U.S. GOVERNMENT & AGENCIES — 35.01% - continued
Principal
Amount Fair Value
Freddie Mac Pool, 4.00% , 4/1/2052 $ 179,597 $ 163,230
Freddie Mac Pool, 3.00% , 6/1/2052 272,143 228,861
Ginnie Mae II Pool, 2.50% , 9/20/2051 777,585 647,792
Ginnie Mae II Pool, 3.00% , 12/20/2051 1,996,968 1,724,635
Ginnie Mae II Pool, 3.00% , 1/20/2052 216,765 187,326
Ginnie Mae II Pool, 2.50% , 5/20/2052 302,977 252,424
Ginnie Mae II Pool, 3.50% , 7/20/2052 1,463,477 1,305,530
Ginnie Mae II Pool, 4.00% , 9/20/2052 990,083 909,466
Ginnie Mae II Pool, 4.50% , 12/20/2052 698,427 660,404
Ginnie Mae II Pool, 4.50% , 2/20/2053 150,231 142,032
Ginnie Mae II Pool, 5.00% , 2/20/2053 251,116 243,738
Ginnie Mae II Pool, 5.50% , 2/20/2053 103,862 103,075
Ginnie Mae II Pool, 3.00% , 8/20/2053 28,471 24,583
United States Treasury Bond, 2.38% , 2/15/2042 483,000 346,326
United States Treasury Note, 4.88% , 5/31/2026 1,561,000 1,560,512
United States Treasury Note, 4.50% , 5/15/2027 1,598,000 1,589,199
United States Treasury Note, 4.63% , 4/30/2029 4,797,000 4,814,239
United States Treasury Note, 4.63% , 4/30/2031 1,873,000 1,884,121
United States Treasury Note, 4.38% , 5/15/2034 1,694,000 1,675,604
United States Treasury Note, 4.63% , 5/15/2044 7,170,000 7,073,093
United States Treasury Note, 4.25% , 2/15/2054 4,498,000 4,206,333
Total U.S. Government & Agencies (Cost $56,564,604) 54,775,798
Total Investments — 98.98% (Cost $159,811,679 ) 154,870,524
Other Assets in Excess of Liabilities — 1.02% 1,591,271
NET ASSETS — 100.00% $ 156,461,795
(a) Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Less than 0.005%.
(d) In default
EMTN - Euro Medium Term Note
GMTN - Global Medium Term Note

OneAscent International Equity ETF
Schedule of Investments
May 31, 2024 - (Unaudited)
COMMON STOCKS — 83.74% Shares Fair Value
Communications — 0.99%
Trip.com Group Ltd. (China)
(a)
25,774 $ 1,290,628
Consumer Staples — 11.40%
Carrefour S.A. (France) 118,703 1,930,308
Dollarama, Inc. (Canada) 40,622 3,845,820
Kimberly-Clark de Mexico SAB de CV (Mexico) 1,757,560 3,696,266
L'Oreal S.A. (France) 4,569 2,240,882
Nestle S.A. - ADR (Switzerland) 29,533 3,139,358
14,852,634
Energy — 3.46%
Aker BP ASA (Norway) 176,053 4,510,971
Financials — 13.58%
AIA Group Ltd. (Hong Kong) 142,719 1,103,201
Bangkok Bank PCL (Thailand) 750,266 2,780,196
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia) 10,894,846 2,910,478
DBS Group Holdings Ltd. (Singapore) 183,721 4,893,661
HDFC Bank Ltd. - ADR (India) 38,247 2,214,119
KBC Group N.V. (Belgium) 52,268 3,791,103
17,692,758
Health Care — 6.63%
Olympus Corp. (Japan) 221,500 3,483,714
Santen Pharmaceutical Co. Ltd. (Japan) 280,860 2,907,376
Straumann Holding AG (Switzerland) 17,329 2,247,202
8,638,292
Industrials — 9.97%
CAE, Inc. (Canada)
(a)
120,021 2,254,060
Element Fleet Management Corp. (Canada) 136,077 2,418,783
Intertek Group plc (United Kingdom) 37,100 2,258,199
Mitsubishi Electric Corp. (Japan) 206,991 3,593,114
Safran S.A. (France) 10,652 2,474,065
12,998,221
Materials — 14.05%
CRH plc (Ireland) 41,127 3,206,716
Givaudan S.A. (Switzerland) 601 2,822,381
Mitsubishi Materials Corp. (Japan) 144,175 2,807,979
Rio Tinto plc (United Kingdom) 58,225 4,063,469
Smurfit Kappa Group plc (Ireland) 79,697 3,864,674
Suzano S.A. - ADR (Brazil) 165,617 1,548,519
18,313,738
Technology — 23.66%
ASML Holding N.V. - ADR (Netherlands) 3,791 3,640,687
ASMPT Ltd. (Hong Kong) 234,541 2,796,689
Canon, Inc. (Japan) 88,626 2,565,194
Constellation Software, Inc. (Canada) 808 2,248,077
Darktrace plc (United Kingdom)
(a)
343,450 2,573,741
Murata Manufacturing Co. Ltd. (Japan) 127,779 2,410,242
Nomura Research Institute Ltd. (Japan) 94,690 2,531,184

OneAscent International Equity ETF
Schedule of Investments (continued)
May 31, 2024 - (Unaudited)
COMMON STOCKS — 83.74% - continued Shares Fair Value
Technology — 23.66% - continued
Novatek Microelectronics Corp. (Taiwan Province of China) 79,000 $ 1,441,712
NXP Semiconductors NV (Netherlands) 11,810 3,213,501
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Taiwan
Province of China) 37,535 5,669,287
Topicus.com, Inc. (Canada) 20,289 1,742,146
30,832,460
WARRANTS - 0.00%
(b)
Technology — 0.00%
(b)
Constellation Software, Inc., (Canada) Expiration Date 3/31/2040
(c)
872  -
Total Warrants Cost ($0)  -
Total Investments — 83.74% (Cost $92,431,985 ) 109,129,702
Other Assets in Excess of Liabilities — 16.26% 21,194,595
NET ASSETS — 100.00% $ 130,324,297
(a) Non-income producing security.
(b) Less than 0.005%.
(c) Security is currently being valued according to the fair value procedures of the Adviser, as Valuation
Designee, under oversight of the Board's Pricing & Liquidity Committee.
ADR - American Depositary Receipt

OneAscent Emerging Markets ETF
Schedule of Investments
May 31, 2024 - (Unaudited)
COMMON STOCKS — 87.43% Shares Fair Value
Communications — 5.41%
MakeMyTrip Ltd. (Mauritius)
(a)
16,332 $ 1,234,536
Trip.com Group Ltd. (China)
(a)
27,298 1,366,942
2,601,478
Consumer Discretionary — 10.35%
Ace Hardware Indonesia Tbk P.T. (Indonesia) 19,982,388 1,008,591
Coway Co. Ltd. (South Korea) 15,496 632,371
Haier Smart Home Co. Ltd., H Shares (China) 536,274 1,940,661
MercadoLibre, Inc. (Argentina)
(a)
481 830,004
Sendas Distribuidora S.A. (Brazil) 243,400 568,321
4,979,948
Consumer Staples — 5.57%
Charoen Pokphand Foods PCL (Thailand) 807,592 499,867
Indofood CBP Sukses Makmur Tbk P.T. (Indonesia) 1,406,604 844,170
Kimberly-Clark de Mexico SAB de CV (Mexico) 634,908 1,335,254
2,679,291
Energy — 1.58%
PTT Exploration & Production PCL (Thailand) 181,462 758,637
Financials — 11.71%
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia) 4,798,856 1,281,979
BB Seguridade Participacoes S.A. (Brazil) 155,000 949,064
HDFC Bank Ltd. - ADR (India) 20,893 1,209,496
NU Holdings Ltd., Class A (Taiwan Province of China)
(a)
87,100 1,034,748
Regional S.A.B. de C.V. (Mexico) 133,661 1,157,954
5,633,241
Health Care — 1.77%
Dentium Co. Ltd. (South Korea) 10,517 853,803
Industrials — 7.94%
Hanwha Aerospace Co. Ltd. (Korea (Republic of)) 6,325 938,183
LIG Nex1 Co. Ltd. (Korea (Republic of)) 10,571 1,225,326
Sporton International, Inc. (Taiwan Province of China) 88,400 663,803
Voltronic Power Technology Corp. (Taiwan Province of China) 19,000 991,106
3,818,418
Materials — 6.33%
Harmony Gold Mining Co. Ltd. (South Africa) 171,243 1,558,072
Orbia Advance Corp. SAB de CV (Mexico) 415,135 680,485
Suzano S.A. - ADR (Brazil) 86,086 804,904
3,043,461
Technology — 36.77%
Accton Technology Corp. (Taiwan Province of China) 90,000 1,395,950
ASMPT Ltd. (Hong Kong) 136,907 1,632,492
DB HiTek Co. Ltd. (South Korea) 18,697 548,575
eMemory Technology, Inc. (Taiwan Province of China) 8,000 541,638
Infosys Ltd. - ADR (India) 55,847 935,437
MediaTek, Inc. (Taiwan Province of China) 41,000 1,558,288
Novatek Microelectronics Corp. (Taiwan Province of China) 68,000 1,240,967

OneAscent Emerging Markets ETF
Schedule of Investments (continued)
May 31, 2024 - (Unaudited)
COMMON STOCKS — 87.43% - continued Shares Fair Value
Technology — 36.77% - continued
Powerchip Semiconductor Manufacturing Corp. (Taiwan Province of
China)
(a)
402,000 $ 308,051
Samsung Electronics Co. Ltd. (South Korea) 63,313 3,367,079
Samsung SDI Co. Ltd. (South Korea) 1,943 526,499
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan Province of
China) 171,000 4,320,521
Unimicron Technology Corp. (Taiwan Province of China) 90,000 505,478
Wipro Ltd. - ADR (India) 156,614 806,562
17,687,537
Total Common Stocks/ Investments — 87.43% (Cost $37,625,460 ) 42,055,814
Other Assets in Excess of Liabilities — 12.57% 6,048,757
NET ASSETS — 100.00% $ 48,104,571
(a) Non-income producing security.
ADR - American Depositary Receipt